Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6 - Shareholders' Equity

A.           Share Capital

1.	On July 20, 2009 the Board of Directors approved a one-for-eight reverse split of the Company's outstanding ordinary shares, to become effective during August 2009.

The split became effective on August 24, 2009.

The number of the ordinary shares outstanding was decreased from 20,835,420 to 2,604,428 reflecting the rounding off of fractional shares and the par value per Ordinary share was increased from NIS 0.1 to NIS 0.8.

As of December 31, 2011, the number of the ordinary shares outstanding is 5,209,122

2.	See Note 9 regarding issuance of shares to a principle shareholder.

B.           Share options

1.	RiT Technologies Ltd. 2003 Option Plan

In July 2003, the board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors (or the Share Incentive Committee appointed by the Board to administer the 2003 Share Option Plan). The purpose of the 2003 Plan is to provide incentives to our employees, directors, consultants and contractors, or any subsidiary thereof.  The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the board of directors, as specified in the grant letter issued by us to the grantee, contractual live of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal shares annually.

As of December 31, 2011, the number of options granted under the 2003 Plan is 615,690 options and the number of options outstanding under the 2003 Plan is 252,915 options. As of December 31, 2011, 312,327 options are available for future grant (following an increase of 300,000 options to the options- reserve under the 2003 Option plan, approved by the Company's Board of Directors in July 2011).

2.           RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc. The RiT Inc. Plan is administered by the Board of Directors which designates the optionees, dates of grant and the exercise price of the options, contractual live of options granted under the plan is six years.

As of December 31, 2011, the number of options granted under the RiT Inc. Plan is 27,242 options and the number of options outstanding under the RiT Inc. Plan is 8,405 options. The RiT Inc. Plan expired during May 2009.

3.	Stock Options granted under the Employees' and Non-employees' Share Option Plans are as follows:

		Weighted average	Weighted
	Number of		average grant date
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2009	235,125

Granted	8,000	4.46	1.83
Expired	(500)	20	12.3
Forfeited	(52,259)	16.93	10.65

Options unexercised as of December 31, 2009	190,366

Exercised	(66,498)	4.58	2.57
Expired	(42,098)	11.47	2.85
Forfeited	(22,978)	3.67	2.78

Options unexercised as of December 31, 2010	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

At December 31, 2011, total compensation cost related to option awards not yet recognized amount to $171 thousand and will be recognized in the statements of operations during fiscal years 2012 - 2013.

The following table summarizes information about stock options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2011	life	price	2011	price
prices in US$		In years	US$		US$
4-4.8	94,519	3.88	4.1	36,111	4.17
5.12-5.44	1,708	3.28	5.37	1,000	5.32
7.5-8.96	125,001	1.30	7.56	125,001	7.56
9.6-9.84	3,063	4.24	9.66	3,063	9.66
10.24-11.84	2,500	2.1	10.71	2,500	10.71
12.8	19,813	2.87	12.80	19,813	12.8
14.88	9,591	2.77	14.88	9,591	14.88
20.64-22.56	5,125	2.77	22.04	5,125	22.04

	261,320			202,204

At December 31, 2011, options with an average exercise price of $8.24 were exercisable for 202,204 shares (at December 31, 2010, options with an average exercise price of $12.68 were exercisable for 52,415 shares).

Weighted average exercise prices for the options outstanding at December 31, 2011 and 2010 were $7.30 and $11.86, respectively.

Weighted average remaining contractual life of outstanding options at December 31, 2011 was 2.49 years and the intrinsic value as of December 31, 2010 is 3.61.

The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was $106 thousand and $173 thousand.

The Black-Scholes assumptions used in valuing the options are presented in Note 2M.

A summary of the status of the Company nonvested options as of December 31, 2010 and changes during the year ended December 31, 2011 is presented below:

		Weighted
		Average grant
		Date
Nonvested options	Options	Fair value
Nonvested at December 31, 2010	6,377
Granted	217,850	3.18
Vested	(164,081)	3.08
Forfeited	(1,030)	3.26

Nonvested at December 31, 2011	59,116

4.           Options to non-employees

The Company applies the fair value-based method of accounting set forth in ASC Topic 718 to account for stock-based compensation to non-employees. Using the fair value method, the total compensation expense is computed based on the fair value of the options on the date the options are fully vested. The Company granted a total of 37,113 options during the years 2003-2011. Such options granted to non-employees were granted as part of The 2003 Plan.

C.           Dividends

Dividends may be paid by the Company only out of the Israeli Company's earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher.  Such dividends will be declared and paid in NIS. There are no restrictions on the ability of the US subsidiary to transfer funds to its parent, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends.